Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2014	2015
Lubricants	1,226,172	990,440
Victualing	186,188	105,369
Bunkers	346,570	369,131
Total	1,758,930	1,464,940